Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2024		Oct. 31, 2023		Oct. 31, 2022	[2]
On-balance sheet assets at carrying value
Cash and non-interest-bearing deposits with banks	$ 8,565	[1]	$ 20,816	[1],[2]	$ 31,535
Securities	254,345		211,348	[2]
Loans	562,203
On-balance sheet liabilities at carrying value
Deposits	20,009		22,296	[2]
Derivatives	40,654		41,290	[2]
Single-seller and multi seller conduits [member]
On-balance sheet assets at carrying value
Securities	276
Loans	101
Assets	377		505
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	377
Liquidity, credit facilities and commitments	16,637
Maximum exposure to loss, net of hedges	17,014		13,636
Third-party structured vehicles [member]
On-balance sheet assets at carrying value
Securities	4,052
Loans	872
Investments in equity-accounted associates and joint ventures	53
Assets	4,977		4,351
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	4,977
Liquidity, credit facilities and commitments	1,653
Maximum exposure to loss, net of hedges	6,630		6,390
Loan financing [member]
On-balance sheet assets at carrying value
Loans	10,640
Assets	10,640		6,858
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	10,640
Liquidity, credit facilities and commitments	8,526
Maximum exposure to loss, net of hedges	19,166		12,358
Other [member]
On-balance sheet assets at carrying value
Cash and non-interest-bearing deposits with banks	727
Securities	741
Loans	305
Investments in equity-accounted associates and joint ventures	22
Assets	1,795		1,127
On-balance sheet liabilities at carrying value
Deposits	730
Derivatives	50
Other	270
Liabilities	1,050		654
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	1,068
Notional of written derivatives, less fair value losses	22
Liquidity, credit facilities and commitments	255
Less: hedges of investments, loans and written derivatives exposure	(22)
Maximum exposure to loss, net of hedges	$ 1,323		$ 912

[1]	Includes restricted cash of $466 million (2023: $491 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.